Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Schedule of Property, Plant and Equipment Estimated Useful Lives

Depreciation is computed on a straight-line basis, based on the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture and fixtures	10 years
Office equipment and software	5 years
Vehicles	5 years

Depreciation is computed on a straight-line basis, based on the following estimated useful lives:

Buildings	20 years
Machinery and equipment	10 years
Furniture and fixtures	10 years
Office equipment and software	5 years
Vehicles	5 years

Schedule of Earnings Per Share, Basic and Diluted

The following table sets forth the computation of the basic and diluted earnings per share for the three and six-month periods ended June 30, 2016 and 2015:

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015

Net Income (Loss)	$14,373	$(21,000)	$28,037	$(9,138)

Denominator
Denominator for basic earnings per ordinary share - weighted average shares outstanding	27,234,664	25,147,286	27,071,931	24,975,165
Effect of dilutive warrants and earnout shares	3,510,199	-	3,685,379	-
Denominator for diluted earnings per ordinary share - weighted average shares outstanding	30,744,863	25,147,286	30,757,310	24,975,165

Basic earnings per ordinary share	$0.53	$(0.84)	$1.04	$(0.37)
Diluted earnings per ordinary share	$0.47	$(0.84)	$0.91	$(0.37)